CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Statement of Comprehensive Income [Abstract]
Net (loss)/income	$ 5,536	¥ 34,726	¥ 26,390	$ (8,238)	¥ (53,600)	¥ 50,843	¥ (31,741)
Other comprehensive income/(loss), net of tax of nil:
Foreign currency translation adjustments	36	226	(920)	(1,602)	(10,424)	22,275	21,124
Other comprehensive income (loss)	36	226	(920)	(1,602)	(10,424)	22,275	21,124
Comprehensive (loss)/income	5,572	34,952	25,470	(9,840)	(64,024)	73,118	(10,617)
Add: comprehensive loss attributable to non-controlling interests	175	1,095	1,872	865	5,626	3,080	5,456
Comprehensive (loss)/income attributable to RISE Education Cayman Ltd	$ 5,747	¥ 36,047	¥ 27,342	$ (8,975)	¥ (58,398)	¥ 76,198	¥ (5,161)